Stockholders' Equity (Details Narrative) (OWP Ventures, Inc.) - USD ($)															2 Months Ended		3 Months Ended	9 Months Ended
	Feb. 18, 2019	Dec. 14, 2018	Nov. 30, 2018	Nov. 22, 2018		Nov. 09, 2018	Oct. 30, 2018	Oct. 24, 2018	Oct. 04, 2018	Sep. 20, 2018	Jul. 28, 2018	Jun. 15, 2018	May 30, 2018	Mar. 26, 2018	Feb. 19, 2019	Jun. 20, 2018	Feb. 05, 2019	Dec. 31, 2018	Jun. 30, 2019	Jan. 10, 2019
Common stock, shares authorized																		75,000,000	75,000,000	75,000,000
Common stock, par value																		$ 0.001	$ 0.001
Common stock, shares issued																		34,291,905	39,922,899
Common stock, shares outstanding																		34,291,905	39,922,899
Number of stock issued for services, value																		$ 285,600
Equity method investment, ownership percentage																			4.99%
Non-trading shares of common stock issued																		162,909
Contributed capital																		$ 136,440
OWP Ventures, Inc. [Member]
Common stock, shares authorized																		200,000,000
Common stock, par value																	$ 0.001	$ 0.0001	$ 0.0001
Common stock, shares issued																		34,291,905
Common stock, shares outstanding																		34,291,905
Number of stock sold		100,000							357,143	238,095	476,191	1,190,476			3,900,000
Sale of stock price per share		$ 0.50							$ 0.42	$ 0.42	$ 0.42	$ 0.42			$ 0.50
Number of stock sold, value		$ 50,000							$ 150,000	$ 100,000	$ 200,000	$ 500,000			$ 1,950,000
Number of stock issued for services	30,000						630,000	50,000
Number of stock issued for services, value	$ 15,000						$ 264,600	$ 21,000
Share issued price per share	$ 0.50						$ 0.42	$ 0.42
Equity method investment, ownership percentage			66.20%	66.20%														4.99%
Business combination, purchase consideration			$ 350,000	$ 350,000
Goodwill			$ 349,420	$ 349,420	[1]
OWP Ventures, Inc. [Member] | One World Pharma S.A.S. [Member]
Number of stock issued													10,200,000
Equity method investment, ownership percentage													100.00%
Non-trading shares of common stock issued, shares													10,200,000
Non-trading shares of common stock issued													$ 162,909
OWP Ventures, Inc. [Member] | Subscriptions Receivable [Member]
Number of stock sold, value						$ 485
OWP Ventures, Inc. [Member] | Chief Executive Officer [Member]
Number of stock sold														100
Sale of stock price per share														$ 0.10
Number of stock sold, value														$ 10
OWP Ventures, Inc. [Member] | Chief Executive Officer [Member] | Subscriptions Receivable [Member]
Number of stock sold														4,844,900
Sale of stock price per share														$ 0.0001
OWP Ventures, Inc. [Member] | Nine Founders [Member]
Number of stock sold														16,205,000
Sale of stock price per share														$ 0.0001
Number of stock sold, value																	$ 1,620
OWP Ventures, Inc. [Member] | CEO [Member]
Contributed capital																$ 136,440

[1]	The consideration paid in excess of the net fair value of assets acquired and liabilities assumed has been recognized as additional paid-in capital due to the subsequent reverse merger.